LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
LOSS PER SHARE [Abstract]
Basic and Diluted Loss per Share
Basic and diluted loss per share for each of the periods presented is calculated as follows:

	For the year ended December 31,
	2017 $	2018 $	2019 $
Numerator:
Net loss attributable to ordinary shareholders	(560,485)	(961,241)	(1,462,799)

Denominator:
Weighted-average number of shares outstanding—basic and diluted	205,727,195	338,472,987	436,601,801

Basic and diluted loss per share:	(2.72)	(2.84)	(3.35)